Summary of Significant Accounting Policies (Details Textual)	0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended		0 Months Ended
	Jul. 01, 2011 USD ($)	Oct. 31, 2012 USD ($)	Jan. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Feb. 04, 2013 USD ($)	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2011 Lambda Investors [Member] USD ($)	Dec. 31, 2014 Scenario Forecast [Member] USD ($)	Dec. 31, 2013 Scenario Forecast [Member] USD ($)	Dec. 31, 2012 Nonsoftware License Arrangement [Member] USD ($)	Sep. 30, 2013 Nonsoftware License Arrangement [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Jan. 15, 2013 Bellco [Member] EUR (€)	Jan. 15, 2012 Bellco [Member] EUR (€)	Jul. 01, 2011 Bellco [Member] EUR (€)	Sep. 30, 2013 Bellco [Member]	Dec. 31, 2012 Bellco [Member]	Sep. 30, 2013 Bellco [Member] Nonsoftware License Arrangement [Member] USD ($)	Dec. 31, 2012 Bellco [Member] Nonsoftware License Arrangement [Member] USD ($)	Dec. 31, 2011 Bellco [Member] Nonsoftware License Arrangement [Member] USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss				$ (611,000)	$ (853,000)	$ (2,523,000)	$ (2,164,000)	$ (3,262,000)		$ (2,360,000)
License agreement revenue paid year one																						500,000
License agreement revenue paid year two																					750,000
License agreement revenue paid in current year																				600,000
Number of units under first tier royalty receivable																							103,000	103,000
First tier royalty Per unit price																								4.50
Second tier royalty per unit																							4.00	4.00
Senior notes issued											1,300,000	1,300,000
Estimated useful lives																		7 years	3 years
Deferred revenue								1,414,000									878,000								1,580,000	1,414,000	2,094,000
Licensing revenues				176,000	166,000	535,000	509,000	680,000		365,000						1,045,000
Recognition of deferred revenue														707,000	707,000
Cash payments received	709,000		951,000
Receivable related to license agreement								791,000
Shipping and handling costs								33,000		26,000
Amortization of debt issuance costs								0		40,000			40,000
Other income (expense)				1,000	0	(25,000)	55,000	69,000		(2,000)
Proceeds from the sale of manufacturing equipment		55,000						55,000	42,500
Adjustments to liabilities and foreign currency losses								14,000
Comprehensive loss				$ (611,000)	$ (836,000)	$ (2,525,000)	$ (2,157,000)	$ (3,235,000)		$ (2,333,000)